Expected credit loss measurement - ECL for the period (Narrative) (Detail) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)		Jun. 30, 2018 USD ($)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		$ 12	$ 20	$ 28	$ 33	[1]	$ 54	[1]
Number of alternative scenarios developed for ECL calculation		4
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]				(1)		36
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]				$ 4		$ (3)
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		$ 23
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		35
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		13
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		$ 12

[1]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019